Document and Entity Information	Jan. 06, 2022
Cover [Abstract]
Entity Registrant Name	LAKELAND BANCORP INC
Amendment Flag	true
Entity Central Index Key	0000846901
Document Type	8-K/A
Document Period End Date	Jan. 06, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	000-17820
Entity Tax Identification Number	22-2953275
Entity Address, Address Line One	250 Oak Ridge Road
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07438
City Area Code	(973)
Local Phone Number	697-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no Par Value
Trading Symbol	LBAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On January 6, 2022, Lakeland Bancorp, Inc. (“Lakeland”), completed its merger (the “Merger”) with 1st Constitution Bancorp, a New Jersey corporation (“1st Constitution”), pursuant to the Agreement and Plan of Merger, dated as of July 11, 2021, by and between Lakeland and 1st Constitution. At the January 6, 2022 effective time of the Merger (the “Effective Time”), 1st Constitution merged with and into Lakeland, with Lakeland as the resulting corporation. Immediately following the Merger, 1st Constitution Bank, a New Jersey-chartered commercial bank and wholly-owned subsidiary of 1st Constitution, merged with and into Lakeland Bank, a New Jersey-chartered commercial bank and wholly-owned subsidiary of Lakeland, with Lakeland Bank being the surviving bank.